AIG Life Insurance Company
                    ---------------------------------------
                               VARIABLE ACCOUNT I







                                 ANNUAL REPORT
                           -------------------------
                                DECEMBER 31, 1995

                            AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 1995

                                                           Shares                         Cost
                                                         -----------                   -----------
Assets:
  Investments at Market Value:
  Delaware Group Premium Fund:
    Equity/Income Series .............................. 1,623,822.957 .............    $17,639,670 .............     $24,081,269
    High Yield Series .................................   533,345.424 .............      4,712,264 .............       4,768,063
    Capital Reserves Series ...........................   214,867.209 .............      2,155,400 .............       2,133,631
    Multiple Strategy Series ..........................   484,678.760 .............      6,161,035 .............       7,512,415
    Money Market Series ...............................   249,116.300 .............      2,491,163 .............       2,491,163
    Growth Series .....................................   123,359.200 .............      1,501,324 .............       1,866,424
                                                                                       -----------
        Total Investments .........................................................    $34,660,856 .............      42,852,965
  Dividends Receivable .........................................................................................          58,679
  Receivable from AIG Life Insurance Company ...................................................................          23,651
                                                                                                                     -----------
        Total Assets ...........................................................................................     $42,935,295
                                                                                                                     ===========
Equity:
  Contract Owners' Equity ......................................................................................     $42,935,295
                                                                                                                     -----------
        Total Liabilities and Equity ...........................................................................     $42,935,295
                                                                                                                     ===========


                        See Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                             STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1995

                                              -------------------------------------------------------------------------------------
                                                             Equity/      High        Capital     Multiple       Money
                                                             Income      Yield       Reserves     Strategy      Market     Growth
                                                Total        Series      Series       Series       Series       Series     Series
                                              -------------------------------------------------------------------------------------
Investment Income (Loss):
  Dividends ...............................   $2,202,553   $1,114,945   $ 528,294    $ 139,199    $  242,803   $165,968   $  11,344

Expenses:
  Mortality & Expense Risk Fees ...........      521,699      279,502      67,129       26,293        88,915     38,763      21,097
  Daily Administrative Charges ............        2,044          590         594          101           331        108         320
                                              ----------   ----------   ---------    ---------    ----------   --------   ---------
                                                 523,743      280,092      67,723       26,394        89,246     38,871      21,417
                                              ----------   ----------   ---------    ---------    ----------   --------   ---------
    Net Investment Income (Loss) ..........    1,678,810      834,853     460,571      112,805       153,557    127,097     (10,073)
                                              ----------   ----------   ---------    ---------    ----------   --------   ---------
Realized and Unrealized Gain (Loss)
  on Investments:
  Realized Gain (Loss)  on Investment
    Activity ..............................    1,102,469    1,135,086    (216,760)     (63,513)      189,644       --        58,012
  Change in Unrealized Appreciation
   (Depreciation) .........................    6,951,188    4,630,083     470,600      199,418     1,294,244       --       356,843
                                              ----------   ----------   ---------    ---------    ----------   --------   ---------
      Net Gain (Loss) on Investments ......    8,053,657    5,765,169     253,840      135,905     1,483,888       --       414,855
                                              ----------   ----------   ---------    ---------    ----------   --------   ---------
Increase (Decrease) in Net Assets Resulting
  From Operations .........................   $9,732,467   $6,600,022   $ 714,411    $ 248,710    $1,637,445   $127,097   $ 404,782
                                              ==========   ==========   =========    =========    ==========   ========   =========


                        See Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                       STATEMENT OF CHANGES IN NET ASSETS
           For the Years Ended December 31, 1995 and December 31, 1994

                                                                                  1995
                                    ------------------------------------------------------------------------------------------------
                                                      Equity/        High        Capital     Multiple        Money
                                                      Income         Yield      Reserves     Strategy       Market         Growth
                                         Total        Series        Series       Series       Series        Series         Series
                                    ------------------------------------------------------------------------------------------------
Increase in Net Assets
Operations:
  Net Investment Income (Loss) .... $  1,678,810   $    834,853  $   460,571  $   112,805   $   153,557   $   127,097   $   (10,073)
  Realized Gain (Loss)on Investment
    Activity ......................    1,102,469      1,135,086     (216,760)     (63,513)      189,644          --          58,012
  Change in Unrealized Appreciation
    (Depreciation) of Investments .    6,951,188      4,630,083      470,600      199,418     1,294,244          --          356,84
                                    ------------   ------------  -----------  -----------   -----------   -----------   -----------
Increase in Net Assets Resulting
  from Operations .................    9,732,467      6,600,022      714,411      248,710     1,637,445       127,097       404,782
                                    ------------   ------------  -----------  -----------   -----------   -----------   -----------
Capital Transactions:
  Contract Deposits ...............       10,039           --           --           --            --          10,039          --
  Administrative Charges ..........      (35,531)       (18,944)      (5,136)      (1,655)       (5,068)       (2,456)       (2,272)
  Transfers Between Funds .........            0      1,118,323     (384,910)     202,060        (4,438)     (969,231)       38,196
  Net Transfers From (To) AIG Life       (41,836)      (123,270)      60,364       34,710           339       (11,169)       (2,810)
  Contract Withdrawals ............   (6,598,882)    (3,423,436)    (765,690)    (517,035)     (831,564)     (765,773)     (295,384)
  Deferred Sales Charges ..........      (46,930)       (20,888)      (4,554)      (6,247)       (4,565)       (5,945)       (4,731)
  Death Benefits ..................     (605,360)      (366,883)     (88,482)     (40,074)      (11,829)      (98,092)         --
  Capital redemptions by AIG Life .     (193,538)          --           --           --        (193,538)         --            --
                                    ------------   ------------  -----------  -----------   -----------   -----------   -----------
  Increase (Decrease) in Net Assets
    Resulting from Capital
      Transactions ................   (7,512,038)    (2,835,098)  (1,188,408)    (328,241)   (1,050,663)   (1,842,627)     (267,001)
                                    ------------   ------------  -----------  -----------   -----------   -----------   -----------
Total Increase (Decrease) in
  Net Assets ......................    2,220,429      3,764,924     (473,997)     (79,531)      586,782    (1,715,530)      137,781
Net Assets, at Beginning of Year ..   40,714,866     20,316,395    5,279,392    2,222,916     6,947,197     4,217,780     1,731,186
                                    ------------   ------------  -----------  -----------   -----------   -----------   -----------
Net Assets, at End of Year ........ $ 42,935,295   $ 24,081,319  $ 4,805,395  $ 2,143,385   $ 7,533,979   $ 2,502,250   $ 1,868,967
                                    ============   ============  ===========  ===========   ===========   ===========   ===========


                                                                                   1994
                                     -----------------------------------------------------------------------------------------------
                                                      Equity/        High         Capital     Multiple       Money
                                                      Income         Yield       Reserves     Strategy       Market        Growth
                                         Total        Series        Series        Series       Series        Series        Series
                                     -----------------------------------------------------------------------------------------------
Increase in Net Assets
Operations:
  Net Investment Income (Loss) ....  $ 2,688,368   $ 1,652,137   $  487,992   $   170,418   $   283,840   $   107,280   $   (13,299)
  Realized Gain on Investment
    Activity ......................      588,350       400,665      (47,612)      (72,658)      207,436             8       100,511
  Change in Unrealized Appreciation
    (Depreciation) of Investments .   (3,991,082)   (2,372,380)    (625,677)     (229,323)     (588,281)         --        (175,421)
                                     -----------   -----------   ----------   -----------   -----------   -----------   -----------
Increase in Net Assets Resulting
  from Operations .................     (714,364)     (319,578)    (185,297)     (131,563)      (97,005)      107,288       (88,209)
                                     -----------   -----------   ----------   -----------   -----------   -----------   -----------
Capital Transactions:
  Contract Deposits ...............      465,512        61,446       54,487        50,000        38,275       259,804         1,500
  Administrative Charges ..........      (31,848)      (17,379)      (3,712)       (1,859)       (5,174)       (2,321)       (1,403)
  Transfers Between Funds .........         --      (1,067,825)    (328,171)     (380,205)       37,901     1,641,456        96,844
  Net Transfers From (To) AIG Life      (235,708)       48,091      (84,360)       (9,094)      (98,370)      (91,975)         --
  Contract Withdrawals ............   (5,167,603)   (2,301,013)    (453,742)     (614,680)     (762,744)     (847,879)     (187,545)
  Deferred Sales Charges ..........      (88,963)      (43,299)      (5,438)      (12,486)      (10,350)      (14,011)       (3,379)
  Death Benefits ..................     (382,271)     (101,579)     (97,619)      (74,154)      (73,738)      (35,181)         --
                                     -----------   -----------   ----------   -----------   -----------   -----------   -----------
  Increase (Decrease) in Net
    Assets Resulting from Capital
      Transactions ................   (5,440,881)   (3,421,558)    (918,555)   (1,042,478)     (874,200)      909,893       (93,983)
                                     -----------   -----------   ----------   -----------   -----------   -----------   -----------
Total Increase (Decrease) in
   Net Assets .....................   (6,155,245)   (3,741,136)   1,103,852)   (1,174,041)     (971,205)    1,017,181      (182,192)
Net Assets, at Beginning of Year ..   46,870,111    24,057,531    6,383,244     3,396,957     7,918,402     3,200,599     1,913,378
                                     -----------   -----------   ----------   -----------   -----------   -----------   -----------
Net Assets, at End of Year ........  $40,714,866   $20,316,395   $5,279,392   $ 2,222,916   $ 6,947,197   $ 4,217,780   $ 1,731,186
                                     ===========   ===========   ==========   ===========   ===========   ===========   ===========


                        See Notes to Financial Statements

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                          NOTES TO FINANCIAL STATEMENTS

1. History

Variable Account I (the "Account") is a separate investment account maintained under the provisions of Delaware Insurance Law by AIG Life Insurance Company (the "Company"), a wholly-owned subsidiary of American International Group, Inc. The Account operates as a unit investment trust registered under the Investment Company Act of 1940, as amended, and supports the operations of the Company's individual single purchase payment deferred variable annuity contracts (the "contracts"). The Account invests in shares of Delaware Group Premium Fund, Inc. (the "Fund"). The Fund consists of a series of portfolios, six in which the contracts may invest: Equity/Income Series; High Yield Series; Capital Reserves Series; Multiple Strategy Series; Money Market Series; and Growth Series. The Account invests in shares of other funds which are not available to these contracts.

The account had no assets or operations until September 17, 1987 when the Company transferred $105,000 from its general funds to provide initial capital. In April 1989, the Company transferred an additional $1,000,000 to purchase shares in the Multiple Strategy Series. As of December 31, 1995, the Company has redeemed all of its capital shares.

The assets of the Account are the property of the Company. The portion of the Account's assets applicable to the contracts are not chargeable with liabilities arising out of any other business conducted by the Company.

In addition to the Account, a contract owner may also allocate funds to the Guaranteed Account, which is part of the Company's general account. Amounts allocated to the Guaranteed Account are credited with a guaranteed rate for one year. Because of exemptive and exclusionary provisions, interests in the Guaranteed Account have not been registered under the Securities Act of 1933 and the Guaranteed Account has not been registered as an investment company under the Investment Company Act of 1940.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Account in preparation of the financial statements in conformity with generally accepted accounting principles.

A. Investment Valuation - The investments in the Funds are stated at market value which is the net asset value of each of the respective series as determined at the close of business on the last business day of the period by the Fund.

B. Accounting for Investments - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income is recorded on the ex-dividend date.

C. Federal Income Taxes - The Company is taxed under federal law as a life insurance company. The Account is part of the Company's total operations and is not taxed separately. Under existing federal law, no taxes are payable on investment income and realized capital gains of the Account.

D. The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported values of assets and liabilities as of December 31, 1995 and the reported amounts from operations and policy transactions during 1995 and 1994. Actual results could differ from those estimates.

3.  Contract Charges

Daily charges for mortality and expense risks assumed by the Company are assessed through the daily unit value calculation on all contracts and are equivalent on an annual basis to 1.25% of the value of the contracts.

Daily charges for administrative expenses are assessed through the daily unit value calculation on all contracts issued subsequent to February 5, 1992 (i.e. Variable Annuity II contracts) and are equivalent on an annual basis to 0.15% of the value of the contracts. In addition, an annual administrative expense charge of $30 is assessed against each contract on its anniversary date by surrendering units.

The contracts provide that in the event that a contract owner withdraws all or a portion of the contract value within six contract years they will be assessed a deferred sales charge. The deferred sales charge is based on a table of charges, of which the maximum charge is 6% of the contract value subject to a maximum of 8.5% of purchase payments.

Certain states impose premium taxes upon contracts. The Company intends to advance premium taxes due until the contract is surrendered or annuitized.

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                    NOTES TO FINANCIAL STATEMENTS (Continued)

4.  Purchases of Investments

For the years ended December 31, 1995 and December 31, 1994, investment activity in the Fund was as follows:

                                           1995                    1994
                                   ---------------------   ---------------------
                                    Cost of    Proceeds     Cost of    Proceeds
Shares of                          Purchases  From Sales   Purchases  From Sales
---------                          ---------  ----------   ---------  ----------
Delaware Group Premium Fund:
  Equity/Income Series .........  $3,016,007  $5,037,142  $2,717,154  $4,466,353
  High Yield Series ............   2,002,542   2,726,324   3,910,944   4,332,683
  Capital Reserves Series ......     660,010     874,804     639,536   1,503,333
  Multiple Strategy Series .....     293,985   1,219,564     500,257   1,083,983
  Money Market Series ..........   2,870,485   4,582,312   7,581,057   6,593,379
  Growth Series ................     654,264     935,593   2,209,129   2,314,771

5.  Net Increase in Accumulation Units

For the year ended December 31, 1995 transactions in accumulation units of the account were as follows:

                                   -------------------------------------------------------------------------------------------------
                                      Equity/          High            Capital          Multiple          Money
                                      Income           Yield           Reserves         Strategy          Market           Growth
                                      Series           Series           Series           Series           Series           Series
                                   -------------------------------------------------------------------------------------------------
         VARIABLE ANNUITY

Units Purchased .............           --               --               --               --               --               --
Units Withdrawn .............       (232,370.67)     (48,142.39)      (39,062.04)      (44,739.67)      (66,549.52)      (22,387.89)
Units Transferred
  Between Funds .............         71,279.91      (20,644.06)       13,936.15          (349.19)      (77,102.76)          690.66
Net Units Transferred From
  (To) AIG Life .............         (7,604.69)       3,328.33         2,292.29           (40.15)       (1,109.63)       (2,809.64)
                                   ------------      ----------       ----------       ----------       ----------       ----------
Net Increase (Decrease) .....       (168,695.45)     (65,458.12)      (22,833.60)      (45,129.01)     (144,761.91)      (24,506.87)
Units, at Beginning
  of the Year ...............      1,427,535.08      304,274.04       158,388.94       388,052.88       327,446.23       133,585.16
                                   ------------      ----------       ----------       ----------       ----------       ----------
Units, at End of the Year ...      1,258,839.63      238,815.92       135,555.34       342,923.87       182,684.32       109,078.29
                                   ============      ==========       ==========       ==========       ==========       ==========
Unit Value at
  December 31, 1995 .........      $      18.79      $    18.42      $     15.30      $     21.25      $     13.24      $     14.87
                                   ============      ==========      ===========      ===========      ===========      ===========


      VARIABLE ANNUITY II

Units Purchased .............          --               --               --               --                946.25          --
Units Withdrawn .............          (734.53)       (2,010.25)           (4.65)          (51.71)           (8.87)         (253.21)
Units Transferred
  Between Funds .............        (3,245.47)        1,277.34          (978.92)         --              2,294.65         1,344.35
Net Units Transferred From
  (To) AIG Life .............          --               --               --               --               (946.25)         --
                                   -----------      -----------      -----------      -----------      -----------      -----------
Net Increase (Decrease) .....        (3,980.00)         (732.91)         (983.57)          (51.71)        2,285.78         1,091.14
Units, at Beginning
   of the Year ..............        30,334.55        31,675.84         7,014.71        17,525.43         5,328.06        17,376.40
                                   -----------      -----------      -----------      -----------      -----------      -----------
Units, at End of the Year ...        26,354.55        30,942.93         6,031.14        17,473.72         7,613.84        18,467.54
                                   ===========      ===========      ===========      ===========      ===========      ===========
Unit Value at
  December 31, 1995 .........      $     16.08      $     13.14      $     11.60      $     14.20      $     10.87      $     13.40
                                   ===========      ===========      ===========      ===========      ===========      ===========

                           AIG LIFE INSURANCE COMPANY
                                   (AIG LIFE)
                               VARIABLE ACCOUNT I

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of
AIG Life Insurance Company
Variable Account I

We have audited the accompanying statements of assets and liabilities of AIG Life Insurance Company Variable Account I (the "Account") comprising the Equity/Income, High Yield, Capital Reserves, Multiple Strategy, Money Market and Growth Subaccounts, as of December 31, 1995, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Variable Account I. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments held at December 31, 1995 by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of AIG Life Insurance Company Variable Account I as of December 31, 1995, and the results of its operations for the year then ended, and the changes in its net assets for each of the two years in the period then ended, in conformity with generally accepted accounting principles.


                                                  COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania

February 19, 1996